General information about the business - Narrative (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Equity	€ (146,236)	€ (152,679)	€ (100,590)	€ (57,176)	€ 22,844	€ 71,497	€ 92,187	€ 83,167	€ 86,967
Ordinary shares | Issued capital
Disclosure of classes of share capital [line items]
Equity	€ 1,844	€ 1,798	€ 1,798	€ 1,562	€ 341	€ 341	€ 341	€ 341	€ 341